Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–100.38%(b)(c)
Aerospace & Defense–4.05%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.53%	10/03/2026	EUR	161	$154,638
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	8.90%	07/02/2029		$822	811,945
Term Loan (1 mo. USD LIBOR + 2.50%)	7.75%	06/07/2028		478	463,218
Castlelake Aviation Ltd.
Incremental Term Loan (1 mo. SOFR + 2.75%)	7.78%	10/22/2027		1,064	1,043,457
Term Loan (3 mo. USD LIBOR + 2.75%)	7.62%	10/22/2026		1,477	1,453,023
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		254	247,834
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		135	132,363
Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	9.02%	04/30/2028		580	575,132
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.35%)	9.25%	06/21/2029		109	103,447
Term Loan (3 mo. SOFR + 4.25%)	9.25%	06/21/2029		235	224,136
IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,084,361)(d)(e)	11.66%	07/18/2023		2,079	2,078,846
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.15%	09/22/2028		203	201,857
First Lien Term Loan (1 mo. SOFR + 2.75%)	9.27%	09/22/2028		519	505,473
Peraton Corp.
First Lien Term Loan B (1 mo. SOFR + 3.75%)	9.00%	02/01/2028		154	147,319
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.98%	02/01/2029		1,297	1,235,935
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	8.90%	09/13/2029		352	349,571
Rand Parent LLC (Atlas Air), Term Loan B (3 mo. SOFR + 4.25%)	9.13%	02/09/2030		1,247	1,076,464
Spirit AeroSystems, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.55%	01/14/2027		855	855,462
Titan Acquisition Holdings L.P., Term Loan B(d)(f)	-	04/27/2030		499	491,485
TransDigm, Inc.
Term Loan H (1 mo. SOFR + 3.25%)	8.15%	02/28/2027		68	68,172
Term Loan I (1 mo. SOFR + 3.25%)	8.15%	08/10/2028		3,309	3,294,765
					15,514,542

Air Transport–4.01%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028		4,894	4,923,609
Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.84%	08/11/2028		859	857,509
American Airlines, Inc., Term Loan (6 mo. SOFR + 2.75%)	8.15%	02/09/2028		856	825,904
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	6.65%	02/12/2027		153	149,366
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	7.02%	08/02/2024	EUR	405	430,834
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.21%	06/21/2027		1,270	1,317,090
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. SOFR + 3.75%)	8.80%	10/20/2027		647	670,573
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028		4,728	4,711,481
WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	12/11/2026		1,602	1,483,766
					15,370,132

Automotive–2.45%
Adient PLC, Term Loan B-1 (1 mo. SOFR + 3.25%)	8.52%	04/10/2028		804	803,015
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.75%	04/06/2028		1,895	1,857,541
Belron Group S.A., First Lien Term Loan B (1 mo. SOFR + 2.75%)	7.83%	04/06/2029		580	579,124

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	184	$ 197,898
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	481	327,713
DexKo Global, Inc., First Lien Term Loan (1 mo. SOFR + 6.50%)	11.40%	10/04/2028		$184	176,738
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	12/16/2028		306	295,217
First Brands Group Intermediate LLC
Term Loan B (1 mo. SOFR + 5.00%)	10.07%	03/30/2027		1,352	1,300,921
Term Loan B (6 mo. SOFR + 5.00%)	10.25%	03/30/2027		175	169,153
Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.66%	04/30/2028		287	270,301
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.75%	11/09/2027		1,501	1,442,933
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. SOFR + 4.00%)	9.27%	05/04/2028		1,594	1,540,324
PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.90%	01/24/2029		629	452,020
					9,412,898

Beverage & Tobacco–1.92%
AI Aqua Merger Sub, Inc.
Term Loan B(f)	-	07/31/2028		1,432	1,382,179
Term Loan B(f)	-	07/31/2028		249	240,076
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.80%	07/31/2028		3,913	3,777,017
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.76%	03/31/2028		2,752	1,362,239
Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. SOFR + 6.00%)	11.00%	01/20/2030		798	615,209
					7,376,720

Brokers, Dealers & Investment Houses–0.28%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	8.69%	08/02/2028		522	502,376
Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.63%	08/05/2029		21	18,176
Zebra Buyer LLC, Term Loan (3 mo. SOFR + 4.00%)	8.65%	11/01/2028		539	534,356
					1,054,908

Building & Development–2.72%
Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	8.04%	02/17/2029	EUR	173	168,685
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.75%	08/27/2025		155	147,146
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	8.86%	07/06/2028	GBP	109	123,911
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		1,675	1,284,092
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/22/2028		986	951,570
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(d)	11.91%	12/21/2029		303	266,255
LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	12/17/2027		1	687
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.00%	02/16/2029		1,998	1,557,734
Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	7.37%	04/20/2024		556	506,013
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.50%	04/29/2029		1,235	1,178,584
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.78%	02/01/2027		609	604,841
Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	03/18/2029		1,282	1,275,307
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.69%	07/21/2028		1,382	1,304,184
SRS Distribution, Inc., Term Loan (3 mo. SOFR + 3.50%)	8.75%	06/02/2028		190	180,698
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	9.16%	07/24/2024		903	898,767
					10,448,474

Business Equipment & Services–11.54%
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	05/17/2028		284	279,551
Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	8.15%	11/03/2024		199	198,728

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		$1,538	$ 1,523,034
Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		1,085	1,074,253
Checkout Holding Corp., Term Loan (1 mo. USD LIBOR + 10.00%)(d)	12.00%	06/30/2023		28	27,504
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	05/17/2028		739	709,533
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.70%	02/15/2029		587	483,178
Term Loan B (1 mo. USD LIBOR + 4.00%)	9.20%	02/10/2028		1,352	1,260,171
Corp. Service Co., Term Loan B (1 mo. SOFR + 3.25%)	8.50%	11/02/2029		747	747,674
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.50%	08/08/2026		72	67,269
Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	10.72%	10/05/2028		748	682,909
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.91%	04/07/2028		353	326,735
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. SOFR + 3.25%)	8.39%	01/18/2029		411	407,731
Revolver Loan(d)(f)	-	09/11/2025		312	307,239
Revolver Loan(d)(g)	0.00%	09/11/2025		1,808	1,781,984
Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026		815	811,677
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	9.34%	02/01/2029		1,279	1,248,055
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	9.44%	10/30/2026		1,714	1,690,586
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	05/12/2028		2,683	2,531,797
Grandir (The Education Group) (France)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	209	219,360
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	35	36,560
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	7.27%	04/01/2028	EUR	520	529,522
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.72%	10/28/2027		1,616	1,453,701
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	8.96%	10/14/2029	EUR	102	101,764
Monitronics International, Inc.
DIP Term Loan A(d)(h)	12.33%	06/27/2023		2,074	2,043,252
DIP Term Loan B(d)(h)	12.09%	11/17/2023		695	684,254
Term Loan
(Acquired 08/30/2019-01/28/2021; Cost $4,808,282)(e)(h)(i)	0.00%	03/29/2024		5,475	2,837,456
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. SOFR + 6.50%)(d)	11.55%	06/03/2024		103	101,693
Revolver Loan(d)(g)	0.00%	06/03/2024		411	406,768
Term Loan (3 mo. SOFR + 6.50%)(d)	11.55%	06/03/2024		4,932	4,882,377
Term Loan (3 mo. SOFR + 6.50%)(d)	11.55%	06/03/2024		1,712	1,695,112
Term Loan (3 mo. SOFR + 6.50%)(d)	11.55%	06/03/2024		937	927,517
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	9.11%	03/02/2028		734	723,944
Orchid Merger Sub II LLC, Term Loan (6 mo. SOFR + 4.75%)	9.80%	07/27/2027		1,597	1,165,717
Protect America, Revolver Loan(d)(f)	-	09/01/2024		705	655,812
QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	9.30%	06/23/2024	GBP	2,109	2,543,067
Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. SOFR + 3.00%)	8.15%	02/24/2030		249	243,639
Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	8.91%	08/28/2028		204	195,530
Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.42%	07/14/2028		587	503,335
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	9.68%	06/05/2028	GBP	233	250,418
Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.99%	03/04/2028		4,426	3,573,036
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	8.15%	08/31/2028		59	58,901
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan(d)(g)	0.00%	08/31/2028		78	75,848
Term Loan B (3 mo. SOFR + 4.50%)(d)	9.91%	08/30/2028		500	484,782
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	12.75%	03/20/2027		527	461,153

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	9.00%	02/08/2029		$190	$ 186,687
Term Loan (1 mo. USD LIBOR + 3.75%)	9.33%	02/11/2028		463	456,305
WebHelp (France), Term Loan B (1 mo. SOFR + 4.00%)	8.55%	08/04/2028		621	619,219
					44,276,337

Cable & Satellite Television–1.92%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. SOFR + 5.00%)	9.99%	10/31/2027		321	299,799
Atlantic Broadband Finance LLC, Incremental Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	7.77%	09/01/2028		100	96,825
CSC Holdings LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.56%	01/15/2028		585	518,778
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.32%	08/14/2026		526	477,719
Term Loan B-11 (1 mo. SOFR + 2.75%)	8.02%	07/31/2025		151	139,435
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.41%	09/01/2028		44	35,811
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.11%	04/30/2028		205	197,551
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	7.36%	04/30/2028		193	184,680
Term Loan AX (1 mo. USD LIBOR + 2.93%)	8.03%	01/31/2029		1,980	1,900,931
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. USD LIBOR + 3.25%)	8.36%	01/31/2029		2,443	2,376,441
Term Loan Y (1 mo. SOFR + 3.25%)	8.21%	03/06/2031		1,165	1,124,062
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	7.61%	04/30/2028		27	25,575
					7,377,607

Chemicals & Plastics–4.32%
AkzoNoble Chemicals
Incremental Term Loan (1 mo. SOFR + 4.00%)	8.99%	03/03/2028		493	485,771
Term Loan (3 mo. USD LIBOR + 2.75%)	7.90%	10/01/2025		847	845,769
Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.90%	11/24/2028		611	542,513
Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 3.93%)	7.02%	07/03/2028	EUR	184	170,075
Term Loan B (3 mo. USD LIBOR + 3.93%)	9.08%	07/03/2028		121	104,333
Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	9.71%	08/27/2026		2,482	2,367,667
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. SOFR + 3.00%)	7.90%	12/20/2029		1,061	1,063,007
BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. SOFR + 4.38%)	9.28%	10/03/2029		419	396,208
Second Lien Term Loan (1 mo. SOFR + 7.00%)	11.91%	08/03/2030		347	322,287
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. SOFR + 3.75%)	8.80%	02/26/2029		262	257,890
Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.02%	12/01/2027		860	837,692
Colouroz Investment LLC (Germany)
First Lien Term Loan(f)	-	09/21/2023	EUR	0	281
First Lien Term Loan C(f)	-	09/21/2023		0	53
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(j)	5.75%	09/21/2024		26	11,285
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.40%	03/16/2025		133	131,358
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	10.52%	11/01/2028		1,560	1,406,250
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. SOFR + 3.75%)	9.05%	05/28/2029		175	165,593
H.B. Fuller Co., Term Loan B (1 mo. SOFR + 2.50%)	7.65%	02/08/2030		354	355,892
ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/29/2027		463	359,212
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	9.00%	03/03/2030		373	371,758
Ineos US Finance LLC
Term Loan (1 mo. SOFR + 3.75%)	9.00%	11/08/2027		485	483,828
Term Loan (1 mo. SOFR + 3.50%)	8.75%	02/09/2030		755	749,704
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	6.94%	12/23/2027	EUR	187	190,178

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.77%	06/30/2027		$63	$ 61,578
Momentive Performance Materials USA, Inc., Term loan B (1 mo. SOFR + 4.50%)	9.65%	03/22/2028		856	842,330
Nobian Finance B.V., Term Loan (6 mo. EURIBOR + 3.15%)	6.77%	07/01/2026	EUR	789	798,682
Potters Industries LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	12/14/2027		424	422,129
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.02%	11/03/2025		294	288,075
Quantix, Incremental Term Loan (3 mo. SOFR + 6.25%)(d)	11.04%	05/03/2025		2,009	1,988,837
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	09/22/2028		568	562,906
					16,583,141

Clothing & Textiles–0.94%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.75%	12/21/2028		2,261	2,205,452
Second Lien Term Loan (1 mo. SOFR + 6.00%)	11.25%	12/20/2029		405	379,024
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.59%	04/28/2028		1,033	1,019,548
					3,604,024

Conglomerates–0.28%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	8.00%	01/03/2029		474	474,592
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	7.23%	03/16/2029	EUR	234	244,295
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(d)	10.19%	02/23/2029		169	168,455
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.91%	02/02/2026		193	177,599
					1,064,941

Containers & Glass Products–3.20%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.79%	03/11/2028		992	961,753
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.41%	12/14/2028		602	544,388
Duran Group (Germany), Term loan C-2 (1 mo. SOFR + 5.50%)(d)	10.33%	05/31/2026		1,998	1,999,298
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 04/29/2022-02/21/2023; Cost $861,774)(e)	7.49%	10/31/2023	EUR	896	816,186
Term Loan B-3-A (3 mo. EURIBOR + 4.25%) (Acquired 02/21/2023; Cost $389,280)(e)	7.71%	10/31/2023	EUR	425	387,470
LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	10.25%	10/29/2028		2,090	2,038,982
Libbey Glass, Inc., First Lien Term Loan (2 mo. SOFR + 3.75%)(d)	9.03%	11/22/2027		1,724	1,732,603
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)(d)	9.40%	07/07/2028		417	394,665
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.84%	10/04/2028		888	758,325
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		224	137,661
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. SOFR + 4.25%)	9.34%	07/12/2029		2,518	2,491,204
					12,262,535

Cosmetics & Toiletries–1.58%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.46%	05/10/2027		2,432	2,355,900
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	7.41%	04/05/2025		2,734	2,728,665
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.24%	06/29/2028	EUR	765	734,349
Wella (Rainbow FinCo S.a.r.l.), Term Loan B (6 mo. EURIBOR + 3.50%)	6.70%	02/24/2029	EUR	220	228,042
					6,046,956

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	7.41%	11/15/2027		5	4,582

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Ecological Services & Equipment–1.07%
Anticimex (Sweden)
Term Loan B-2 (1 mo. SOFR + 4.75%)(d)	10.11%	11/16/2028		$235	$ 232,933
Term Loan B-4 (3 mo. USD LIBOR + 4.00%)(d)	9.05%	11/16/2028		411	404,449
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/11/2025		984	968,036
GFL Environmental, Inc. (Canada), Term Loan B (1 mo. SOFR + 3.00%)	8.15%	05/28/2027		411	411,158
Groundworks LLC
Delayed Draw Term Loan(d)(g)	0.00%	01/31/2030		156	153,537
Revolver Loan(d)(g)	0.00%	01/31/2030		50	48,384
Term Loan B (1 mo. SOFR + 6.50%)(d)	11.56%	01/31/2030		854	828,570
OGF (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	7.91%	12/31/2025	EUR	166	165,157
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	03/20/2025		436	400,187
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	13.77%	11/02/2028		827	500,458
					4,112,869

Electronics & Electrical–9.75%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. SOFR + 5.60%)	10.49%	02/01/2030		206	182,948
AppLovin Corp., Term Loan (3 mo. SOFR + 3.00%)	8.25%	10/25/2028		977	964,671
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.20%	10/02/2025	EUR	20	21,154
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.15%	04/18/2025		445	438,894
Central Parent, Inc., First Lien Term Loan (3 mo. SOFR + 4.50%)	9.15%	07/06/2029		835	823,690
CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.22%	01/01/2028		686	603,039
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	04/06/2026		627	590,555
ConnectWise LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	10/01/2028		340	326,475
Diebold Nixdorf, Inc.
Term Loan (1 mo. SOFR + 5.25%)	10.50%	07/15/2025		270	70,628
Term Loan (1 mo. SOFR + 6.40%)	11.63%	07/15/2025		307	362,744
Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(d)	10.15%	11/01/2028		768	769,074
E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	02/04/2028		1,366	1,349,987
Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.90%	07/06/2029		343	343,198
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	07/01/2028		504	501,957
Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR + 3.25%)	8.15%	11/09/2029		69	69,377
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		3,657	2,248,058
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		988	783,802
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	7.75%	10/17/2028	EUR	274	287,376
Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		253	218,651
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.94%	10/15/2028		355	352,758
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan(d)(f)	-	08/17/2028	GBP	326	396,481
Term Loan (3 mo. SOFR + 7.01%)(d)	12.02%	08/17/2028		411	392,640
Marcel Bidco LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	8.91%	12/31/2027		93	92,140
Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		1,399	1,139,287
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.53%	07/27/2029		629	394,401
Term Loan B (1 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028		603	430,026
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 4.50%)	8.84%	03/01/2029		2,357	2,214,497
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-02/01/2022; Cost $2,066,106)(e)	11.41%	04/29/2026		2,078	1,849,465
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	8.85%	03/03/2028	EUR	784	778,845
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.78%	08/28/2026		643	633,100
Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.66%	01/09/2026		1,286	1,280,705
Open Text Corp. (Canada), Incremental Term Loan B (1 mo. SOFR + 3.50%)	8.75%	08/27/2029		2,018	2,016,037
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	9.40%	01/02/2025		1,185	1,165,429

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	8.40%	08/31/2028		$711	$ 687,649
Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. SOFR + 7.50%)	12.70%	01/20/2030		136	98,753
Term Loan B (3 mo. SOFR + 4.25%)	9.45%	01/19/2029		3,027	2,573,679
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	04/24/2028		1,280	1,232,349
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 11.33% Cash Rate(j)	2.00%	12/07/2026		0	26
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.65%	10/31/2025		1,184	1,115,631
Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.15%	11/02/2026		190	166,212
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (3 mo. USD LIBOR + 4.25%)	9.40%	03/03/2028		190	185,544
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/16/2025		129	127,422
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%)	8.90%	05/04/2026		1,557	1,505,818
Second Lien Incremental Term Loan (3 mo. SOFR + 5.25%)	10.27%	05/03/2027		154	146,013
UST Holdings Ltd., Term Loan B (1 mo. SOFR + 3.75%)	8.77%	11/19/2028		699	686,876
Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	9.71%	05/31/2029	EUR	1,940	2,011,192
Term Loan B-2 (3 mo. SOFR + 6.25%)(d)	11.56%	05/31/2029		1,089	1,038,591
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		922	699,386
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	10.41%	02/18/2027		1,036	1,023,814
					37,391,044

Financial Intermediaries–1.14%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	04/07/2028		1,808	1,738,022
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.90%	07/20/2026		111	105,620
LendingTree, Inc., First Lien Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.75%)	8.91%	09/15/2028		1,508	1,164,584
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	9.13%	02/18/2027		320	306,868
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan B (3 mo. SOFR + 4.00%)	9.05%	06/17/2029		767	755,965
First Lien Term Loan B(f)	-	06/22/2029		166	164,755
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	10/26/2025		121	121,240
					4,357,054

Food Products–3.31%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2026		939	935,448
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	2,163	1,961,355
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (2 mo. USD LIBOR + 6.25%)(d)	11.55%	10/05/2026		336	311,839
Term Loan (3 mo. USD LIBOR + 6.25%)(d)	11.41%	10/05/2026		2,297	2,133,761
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.15%	10/18/2028		417	358,998
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.15%	10/18/2028		3,052	2,624,927
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.15%	10/08/2029		609	502,619
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		747	618,071
Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		569	465,233
Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	8.56%	11/10/2029		310	310,238
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. SOFR + 3.75%)	8.90%	04/20/2030		633	628,010
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	13.02%	09/22/2028		167	155,869
Term Loan B (1 mo. USD LIBOR + 3.50%)	8.77%	09/23/2027		132	128,372

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)
Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	6.24%	07/02/2025	EUR	427	$ 437,629
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		$700	678,404
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	492	445,904
					12,696,677

Food Service–0.81%
Euro Garages (Netherlands)
Term Loan B (3 mo. USD LIBOR + 4.00%)	9.15%	02/07/2025		433	424,115
Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	02/07/2025		617	604,270
Term Loan B (3 mo. USD LIBOR + 4.25%)	9.41%	03/31/2026		309	302,652
Financiere Pax S.A.S., Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	1,400	1,375,009
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.66%	04/13/2028		602	398,888
					3,104,934

Health Care–3.29%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Incremental Term Loan B (1 mo. SOFR + 5.25%)	9.65%	06/08/2028		590	565,324
Term Loan B (1 mo. SONIA + 4.75%)	9.18%	06/08/2028	GBP	295	357,588
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.75%	12/11/2028		40	36,220
athenahealth Group, Inc.
Term Loan (1 mo. SOFR + 3.50%)	8.60%	02/15/2029		2,624	2,479,246
Delayed Draw Term Loan(g)	0.00%	02/15/2029		322	304,570
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	6.28%	02/09/2028	EUR	292	292,129
Bracket Intermediate Holding Corp (Signant), Term Loan (1 mo. SOFR + 5.00%)	10.17%	05/03/2028		580	566,196
Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 3.50%)	6.71%	02/14/2029	EUR	248	248,320
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.98%	08/14/2026		400	396,910
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	7.11%	02/22/2029	EUR	312	329,374
Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA + 4.50%)	8.68%	04/17/2028	GBP	371	406,374
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.77%	02/04/2027		1,015	939,235
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	03/14/2025		310	217,114
Term Loan (1 mo. USD LIBOR + 4.25%)	9.24%	10/02/2025		1,028	722,631
ICON PLC
Term Loan (3 mo. SOFR + 2.25%)	7.41%	07/03/2028		12	12,282
Term Loan (3 mo. SOFR + 2.25%)	7.41%	07/03/2028		49	49,297
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(d)	8.94%	09/07/2028		629	613,390
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2028		996	838,756
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	11.90%	12/17/2029		401	240,438
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.75%	01/28/2029		107	104,894
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	139	145,872
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	80	84,262
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	10.24%	11/24/2028		911	897,623
TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	9.19%	03/31/2028		490	487,277
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	08/27/2025		766	765,616
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.65%	01/15/2028		341	312,429
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		235	208,126
					12,621,493

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Home Furnishings–2.48%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%)(d)	1.25%	02/28/2026	EUR	214	$ 149,932
Term Loan (6 mo. EURIBOR + 10.00%)(d)	13.62%	12/31/2026	EUR	16	15,746
Term Loan(d)(f)	-	02/26/2027	EUR	205	0
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.67%	02/26/2029		$2,631	2,428,152
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.39%	09/25/2028		2,140	2,033,684
Serta Simmons Bedding LLC
First Lien Term Loan(h)(i)	0.00%	08/10/2023		1,072	1,072,223
Second Lien Term Loan(h)(i)	0.00%	08/10/2023		1,743	973,308
SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.15%	10/06/2028		1,232	1,025,873
TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	06/29/2028		477	396,217
VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.23%	07/01/2029		319	270,977
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.50%	10/30/2027		265	232,265
Term Loan B (1 mo. USD LIBOR + 3.25%)	8.52%	10/30/2027		1,026	899,376
					9,497,753

Industrial Equipment–5.53%
Chart Industries, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.94%	03/14/2030		920	916,203
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	10.65%	12/20/2028		685	681,391
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.77%	04/16/2026		283	272,871
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	10.40%	06/08/2029		1,155	1,013,360
DXP Enterprises, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.44%	12/23/2027		856	855,217
EMRLD Borrower L.P. (Copeland), Term Loan B(f)	-	05/05/2030		1,491	1,475,222
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		117	106,881
Kantar (Summer BC Bidco) (United Kingdom)
Term Loan B (3 mo. USD LIBOR + 5.00%)	9.99%	12/04/2026		903	831,635
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	7.05%	12/04/2026	EUR	699	701,656
Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.30%	06/21/2028		1,325	1,271,694
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.95%	08/17/2029		38	37,714
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.77%	07/31/2025		260	260,107
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	03/08/2025		773	687,685
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. SOFR + 3.00%)(d)	8.25%	02/28/2027		2,313	2,359,693
First Lien Term Loan (1 mo. SOFR + 5.50%)(d)	10.75%	02/28/2027		777	652,450
First Lien Term Loan (1 mo. SOFR + 7.00%)(d)	12.25%	02/28/2027		3,062	2,847,742
Tank Holding Corp.
Revolver Loan (1 mo. SOFR + 6.00%)(d)	13.00%	03/31/2028		11	10,173
Revolver Loan(d)(g)	0.00%	03/31/2028		219	205,758
Term Loan (1 mo. SOFR + 6.00%)	12.75%	03/31/2028		3,422	3,311,267
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		1,989	1,922,164
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	12.13%	11/19/2029		165	132,972
Term Loan B (1 mo. USD LIBOR + 3.75%)	8.88%	11/15/2028		766	671,158
					21,225,013

Insurance–1.45%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027		1,148	1,071,912
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	02/15/2027		764	726,520
Term Loan (1 mo. SOFR + 5.75%)	10.82%	02/15/2027		718	708,081

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–(continued)
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	8.63%	11/06/2027		$855	$ 834,526
Term Loan B (1 mo. SOFR + 3.50%)	8.56%	11/05/2027		37	36,095
AmWINS Group LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.00%	02/19/2028		425	422,267
HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.40%	04/25/2025		505	502,415
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.90%	02/21/2028		198	192,891
USI, Inc.
Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	12/02/2026		333	331,798
Term Loan (1 mo. SOFR + 3.75%)	8.65%	11/22/2029		723	713,203
					5,539,708

Leisure Goods, Activities & Movies–5.20%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.25%)	8.15%	01/15/2030		785	785,527
Callaway Golf Co., Term Loan B (1 mo. SOFR + 3.50%)	8.75%	03/09/2030		744	735,102
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.40%	10/18/2028		3,802	3,699,406
Term Loan (6 mo. USD LIBOR + 3.00%)	8.15%	06/30/2025		259	257,162
Crown Finance US, Inc.
DIP Term Loan (1 mo. SOFR + 10.00%)(h)	15.06%	09/07/2023		4,439	4,519,900
First Lien Term Loan (Acquired 02/27/2020-02/24/2022; Cost $2,632,098)(e)(h)(i)	0.00%	02/28/2025		1,642	369,689
First Lien Term Loan (Acquired 08/28/2020-03/01/2022; Cost $311,940)(e)(h)(i)	0.00%	02/28/2025	EUR	441	106,050
First Lien Term Loan (Acquired 10/18/2019-09/13/2021; Cost $1,811,981)(e)(h)(i)	0.00%	09/30/2026		2,558	575,953
Revolver Loan(f)(h)	-	02/28/2024		598	134,566
Revolver Loan(g)(h)	0.00%	02/28/2024		11	2,395
Fitness International LLC, Term Loan B (3 mo. SOFR + 3.25%)	8.45%	04/18/2025		920	883,551
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate (Acquired 09/25/2020-03/28/2022; Cost $109,455)(e)(j)	13.25%	09/25/2027		346	233,885
Third Lien Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 09/25/2020-04/29/2022; Cost $192,413)(d)(e)	11.27%	09/25/2025		270	240,592
Nord Anglia Education, Term Loan B (3 mo. SOFR + 4.50%)	9.76%	01/25/2028		338	336,644
OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. SOFR + 5.00%)(d)	9.84%	05/20/2029		848	843,309
Royal Caribbean Cruises
Revolver Loan(f)	-	04/05/2024		2,206	2,129,117
Revolver Loan(f)	-	04/12/2024		465	448,409
Revolver Loan(g)	0.00%	04/05/2024		68	65,811
Revolver Loan(g)	0.00%	04/12/2024		130	125,051
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.19%	08/25/2028		459	454,586
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	7.00%	04/17/2026		229	226,826
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(d)	8.00%	06/30/2025		133	132,716
Term Loan A(d)(g)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. SOFR + 4.75%)(d)	9.80%	06/30/2025		1,694	1,694,002
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	194	190,124
Term Loan (6 mo. EURIBOR + 8.00%)	11.36%	12/31/2027	EUR	1,000	571,898
					19,924,605

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–4.03%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/02/2026		$912	$ 860,783
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.88%	02/02/2026		1,125	1,062,126
B&B Hotels S.A.S. (France), Term Loan B-4 (6 mo. EURIBOR + 5.50%)	8.25%	07/31/2026	EUR	401	428,716
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	8.36%	10/02/2028		1,076	1,031,838
Caesars Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.50%	01/26/2030		1,808	1,794,981
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.15%	01/31/2029		140	135,125
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. SOFR + 3.25%)	8.41%	07/04/2028		1,098	1,099,654
Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. SOFR + 3.25%)	8.50%	11/30/2029		228	227,929
GVC Finance LLC, Incremental Term Loan (1 mo. SOFR + 3.50%)	8.44%	10/31/2029		1,264	1,265,105
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	08/02/2028		515	510,644
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	1,882	1,950,195
Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	3,398	3,509,187
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.65%	05/29/2026		63	62,877
Scientific Games Lottery
Term Loan B (3 mo. EURIBOR + 4.00%)	7.05%	01/31/2029	EUR	247	259,290
Term Loan B (3 mo. SOFR + 3.50%)	8.42%	04/04/2029		956	924,465
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 4.00%)	9.16%	12/14/2029		348	347,506
					15,470,421

Nonferrous Metals & Minerals–1.38%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	06/09/2028		665	620,090
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.40%	06/11/2029		57	50,535
AZZ, Inc., Term Loan (1 mo. SOFR + 4.25%)	9.50%	05/13/2029		1,182	1,182,477
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	9.22%	07/31/2026		431	421,347
Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.83%	07/19/2025		1,027	942,083
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		543	406,219
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	03/16/2027		1,708	1,665,114
					5,287,865

Oil & Gas–3.03%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	8.81%	02/01/2030		1,006	984,831
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	12.02%	08/25/2026		1,279	1,235,953
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		2,136	1,740,930
LOC (3 mo. USD LIBOR + 4.00%)(d)	5.18%	06/30/2024		999	698,963
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.15% Cash Rate(j)	3.00%	06/30/2025		515	350,527
Term Loan (1 mo. USD LIBOR + 3.00%)	3.00%	06/30/2024		92	74,442
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. SOFR + 4.25%)	9.61%	02/14/2030		1,167	1,139,123
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)	11.65%	03/18/2024		469	473,862
Term Loan (1 mo. USD LIBOR + 7.00%)	12.16%	03/19/2024		673	667,833
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	13.15%	08/27/2026		2,865	2,858,427
TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	11/17/2028		1,118	1,095,046
WhiteWater Whistler Holdings LLC, Term Loan B (3 mo. SOFR + 3.25%)	8.15%	01/25/2030		311	311,097
					11,631,034

Publishing–3.90%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	9.15%	08/12/2028		370	370,505

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Publishing–(continued)
Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		$2,657	$ 2,515,254
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. SOFR + 3.50%)	8.81%	08/21/2026		2,298	2,167,764
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(d)	9.12%	12/01/2028		2,971	2,748,033
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.50%	04/09/2029		2,416	2,139,020
Second Lien Term Loan B (1 mo. SOFR + 8.50%)(d)	13.65%	04/08/2030		1,353	1,143,296
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.90%	07/30/2028		2,132	2,008,293
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.42%	04/20/2028		1,982	1,882,217
					14,974,382

Radio & Television–0.86%
Diamond Sports Holdings LLC, Second Lien Term Loan (h)(i)	0.00%	08/24/2026		1,304	55,437
Gray Television, Inc.
Term Loan D (1 mo. SOFR + 3.00%)	8.11%	12/01/2028		1,213	1,156,417
Term Loan E (1 mo. SOFR + 2.50%)	7.61%	01/02/2026		11	10,398
iHeartCommunications, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	05/01/2026		220	173,802
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.77%	09/30/2026		268	237,176
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	8.16%	04/01/2028		576	482,047
Term Loan B-4 (1 mo. SOFR + 3.75%)(d)	9.00%	04/21/2029		1,200	941,640
Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	05/05/2028		266	253,521
					3,310,438

Retailers (except Food & Drug)–3.35%
Action Holding B.V. (Netherlands), Term Loan B-3-A (f)	-	09/21/2028	EUR	147	155,812
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.90%	03/06/2028		3,104	3,021,047
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.46%	11/08/2027		1,586	1,547,006
Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	298	308,129
Term Loan B-2 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	171	177,370
Term Loan B-3 (6 mo. EURIBOR + 5.50%)	8.27%	04/08/2026	EUR	333	344,457
Term Loan B-4 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	526	544,379
Term Loan B-5 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	117	121,077
Petco Animal Supplies, Inc., First Lien Term loan (3 mo. SOFR + 3.25%)	8.41%	03/02/2028		1,419	1,392,785
PetSmart, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.00%	02/11/2028		4,552	4,496,892
Savers, Inc., Term Loan (1 mo. SOFR + 5.50%)	10.66%	04/26/2028		746	731,190
					12,840,144

Surface Transport–1.94%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.00%	03/03/2028		330	287,024
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.40%	09/30/2028		250	246,047
First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		113	109,064
Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.00%	07/21/2028		1,626	1,566,592
Term Loan B (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		1,153	1,075,069
Term Loan C (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		431	401,871
Hurtigruten (Explorer II AS) (Norway), Term Loan B(f)	-	02/26/2027	EUR	1,769	1,713,730
Novae LLC, Term Loan B (3 mo. SOFR + 5.00%)	10.34%	12/22/2028		306	262,916
PODS LLC
Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	9.27%	04/01/2028		859	821,082
Term Loan B (1 mo. USD LIBOR + 3.00%)	8.27%	04/01/2028		117	112,134
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)(d)	11.25%	03/24/2028		861	829,160
					7,424,689

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–6.12%
Avaya, Inc.
DIP Term Loan(d)(f)	-	08/15/2023	$291	$ 300,742
Term Loan B-1(f)	-	12/15/2027	588	143,592
Term Loan B-2(f)	-	12/15/2027	967	232,184
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	8.36%	11/30/2027	522	503,879
CCI Buyer, Inc. (Consumer Cellular), Term Loan (3 mo. SOFR + 4.00%)	8.90%	12/17/2027	2,824	2,692,301
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.52%	03/15/2027	2,076	1,438,637
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.50%	11/22/2028	18	17,212
Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. SOFR + 5.25%)	10.36%	04/27/2027	581	580,831
Term Loan (1 mo. SOFR + 4.75%)	10.11%	04/27/2027	858	853,558
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/12/2027	53	50,234
Frontier Communications Corp., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	05/01/2028	237	220,559
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.66%	12/11/2026	823	818,262
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. SOFR + 4.25%)	9.44%	02/01/2029	3,267	3,218,033
Iridium Satellite LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.75%	11/04/2026	25	25,230
Level 3 Financing, Inc., Term Loan B (1 mo. SOFR + 1.75%)	7.02%	03/01/2027	91	80,131
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.56%	11/30/2025	23	6,480
Second Lien Term Loan (3 mo. SOFR + 6.70%)	11.78%	11/01/2027	3,536	2,033,113
Term Loan (3 mo. SOFR + 6.44%)	11.52%	11/01/2027	1,459	1,288,835
Third Lien Term Loan (3 mo. SOFR + 9.25%)(d)	14.33%	11/01/2027	1,356	712,141
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	09/25/2026	1,164	970,312
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	6.91%	04/11/2025	11	11,280
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026	2,239	1,364,929
U.S. Telepacific Corp., Term Loan (1 mo. SOFR + 8.35%)	7.25%	05/01/2026	3,007	856,288
Viasat, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.65%	03/02/2029	630	608,027
Voyage Digital (NC) Ltd., Term Loan B (3 mo. SOFR + 4.50%)(d)	9.36%	05/10/2029	839	828,113
Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.50%	09/21/2027	2,160	1,959,921
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. SOFR + 4.25%)	9.40%	03/09/2027	2,112	1,672,191
				23,487,015

Utilities–2.53%
APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/14/2027	266	265,117
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025	341	337,624
Incremental Term Loan (1 mo. SOFR + 3.75%)	8.90%	08/01/2025	1,062	1,061,378
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	706	705,587
Term Loan C (1 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	17	16,458
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	11/09/2026	1,826	1,739,578
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	9.73%	08/14/2026	773	661,812
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	10.90%	02/01/2027	2,456	2,201,180
Term Loan C (1 mo. SOFR + 5.75%)	10.90%	02/01/2027	139	124,498
Nautilus Power LLC, Term Loan (3 mo. SOFR + 5.25%)	10.24%	11/16/2026	1,170	877,364
Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	8.65%	01/21/2028	220	219,619
Talen Energy Supply LLC
Term Loan B (3 mo. SOFR + 4.50%)	9.59%	05/27/2030	618	605,080
Term Loan C (3 mo. SOFR + 4.50%)	9.59%	05/27/2030	501	490,324

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Utilities–(continued)
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	05/12/2028	$230	$ 221,964
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	11.65%	05/14/2029	172	159,655
				9,687,238
Total Variable Rate Senior Loan Interests (Cost $414,276,555)				384,982,173

			Shares

Common Stocks & Other Equity Interests–8.62%(k)
Aerospace & Defense–0.60%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(e)			342	2,319,101

Automotive–0.01%
ThermaSys Corp. (Acquired 12/31/2018; Cost $474,958)(d)(e)			676,996	20,310

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)			298	0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(d)(e)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975)(d)(e)			9	0
				0

Business Equipment & Services–1.05%
Checkout Holding Corp.(d)			6,741	0
My Alarm Center LLC, Class A(d)			25,611	4,033,698
				4,033,698

Containers & Glass Products–0.01%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297)(e)			7,940	55,977

Drugs–0.01%
Envigo RMS Holding Corp.			7,462	45,369

Electronics & Electrical–0.00%
Riverbed Technology, Inc.(d)			18,902	945

Financial Intermediaries–0.07%
JVMC Holdings Corp.(d)			2,851	142,578
JVMC Holdings Corp., Class A(d)			2,314	115,693
JVMC Holdings Corp., Class B(d)			3,000	30
				258,301

Leisure Goods, Activities & Movies–0.52%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(e)(h)			171,770	0
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $1,287,958)(d)(e)			1,785	1,988,979
Vue International Bidco PLC(d)			987,581	0
				1,988,979

Lodging & Casinos–0.35%
Bally’s Corp.(l)			72,757	988,768
Caesars Entertainment, Inc.(l)			8,413	345,017
				1,333,785

Oil & Gas–4.90%
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $769,269)(e)			13,962	516,594
McDermott International Ltd.(d)			657,235	218,531
McDermott International, Inc.(l)			210,471	73,665

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

				Shares	Value
Oil & Gas–(continued)
NexTier Oilfield Solutions, Inc.(l)				44,006	$ 331,805
QuarterNorth Energy Holding, Inc.(d)				78,026	14,135,970
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)				14,855	224,013
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)				28,609	1,430
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(d)(e)				84,254	75,829
Seadrill Ltd.(l)				69,695	2,470,691
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(d)(e)				73,367	2,018
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(e)				382,888	741,846
Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 04/03/2018; Cost $8,198)(e)				99,132	2,478
					18,794,870

Radio & Television–0.06%
iHeartMedia, Inc., Class A(l)				101,257	239,979
iHeartMedia, Inc., Class B(d)				17	55
					240,034

Retailers (except Food & Drug)–0.09%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $716,681)(e)				446	183,975
Toys R US, Inc.(d)				17	41,827
Vivarte S.A.S.(d)				233,415	110,877
					336,679

Surface Transport–0.13%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(d)(e)				4,992	164,736
Commercial Barge Line Co., Series A, Wts.				4,110	102,750
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/12/2022; Cost $0)(d)(e)				39,052	18,305
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(d)(e)				30,886	19,304
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(e)				5,248	173,184
					478,279

Utilities–0.82%
Vistra Corp.				113,991	2,732,364
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				366,133	421,053
					3,153,417
Total Common Stocks & Other Equity Interests (Cost $40,093,752)					33,059,744

	Interest Rate	Maturity Date		Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.41%(m)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(n)(o)	13.01%	04/19/2026	SEK	10,000	833,963
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(o)	7.49%	09/30/2028	EUR	206	205,723
					1,039,686

Building & Development–0.18%
APCOA Parking Holdings GmbH (Germany)(n)	4.63%	01/15/2027	EUR	147	135,425
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	8.18%	01/15/2027	EUR	272	282,194
Haya (Holdco2 PLC/Real Estate SAU) (Spain) (3 mo. EURIBOR + 9.00%)(o)	12.46%	11/30/2025	EUR	246	102,961
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	316	180,708
					701,288

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	260	$ 214,464
Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	756	541,765
Altice France Holding S.A. (Luxembourg)(n)	8.00%	05/15/2027	EUR	336	205,847
					962,076

Chemicals & Plastics–0.05%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	274	184,508

Electronics & Electrical–0.37%
Castor S.p.A. (Italy)(n)	6.00%	02/15/2029	EUR	660	640,310
Nobel Bidco B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	891	752,024
					1,392,334

Financial Intermediaries–1.39%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(o)	8.25%	08/01/2024	EUR	1,101	816,640
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(o)	9.50%	05/01/2026	EUR	632	537,312
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	909	713,254
Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	139	138,475
Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	174	192,205
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	200	181,205
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	202	206,052
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	7.95%	11/15/2027	EUR	891	880,723
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,101	1,058,404
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	632	612,604
					5,336,874

Health Care–0.14%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(n)(o)	8.71%	05/15/2029	EUR	486	517,148

Industrial Equipment–0.29%
Multiversity S.r.l. (Italy) (3 mo. EURIBOR + 4.25%)(n)(o)	7.52%	10/30/2028	EUR	694	735,233
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(n)	9.25%	10/31/2027	EUR	450	384,501
					1,119,734

Leisure Goods, Activities & Movies–0.11%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(o)	7.71%	06/15/2027	EUR	211	211,812
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	211	221,335
					433,147

Retailers (except Food & Drug)–0.36%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	788	774,384
Kirk Beauty SUN GmbH, (Germany)(n)	9.00%	10/01/2026	EUR	767	612,667
					1,387,051
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,905,809)					13,073,846

U.S. Dollar Denominated Bonds & Notes–3.32%
Aerospace & Defense–0.16%
Rand Parent LLC (n)	8.50%	02/15/2030		$693	599,015

Air Transport–0.09%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $795,237)(d)(e)	5.75%	07/15/2025		341	332,344

Automotive–0.09%
Clarios Global L.P./Clarios US Finance Co. (n)	6.75%	05/15/2028		334	334,327

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Building & Development–0.65%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	$1,045	$ 836,444
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,665,733)(e)(n)	5.75%	05/15/2026	1,873	1,665,650
				2,502,094

Cable & Satellite Television–0.45%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	22	16,796
Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	693	542,163
Altice France S.A. (France)(n)	5.50%	01/15/2028	328	249,075
Altice France S.A. (France)(n)	5.50%	10/15/2029	305	221,613
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	849	706,731
				1,736,378

Chemicals & Plastics–0.38%
SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029	1,851	1,471,480

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	36	30,623

Food Service–0.10%
eG Global Finance PLC (United Kingdom) (n)	6.75%	02/07/2025	412	396,494

Health Care–0.05%
Global Medical Response, Inc. (n)	6.50%	10/01/2025	298	201,622

Industrial Equipment–0.11%
Chart Industries, Inc. (n)	7.50%	01/01/2030	93	94,053
Emerald Debt Merger Sub LLC(n)	6.63%	12/15/2030	335	332,739
				426,792

Lodging & Casinos–0.06%
Caesars Entertainment, Inc. (n)	7.00%	02/15/2030	218	219,196

Publishing–0.39%
McGraw-Hill Education, Inc. (n)	5.75%	08/01/2028	1,746	1,490,735

Radio & Television–0.08%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(i)(n)	0.00%	08/15/2026	825	36,725
iHeartCommunications, Inc.(n)	4.75%	01/15/2028	194	134,788
Univision Communications, Inc.(n)	7.38%	06/30/2030	133	123,788
				295,301

Retailers (except Food & Drug)–0.32%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028	1,216	1,217,891

Telecommunications–0.38%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (n)	6.75%	10/01/2026	671	647,776
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028	1,007	819,754
				1,467,530
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,079,139)				12,721,822

			Shares
Preferred Stocks–0.78%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd. (Acquired 12/31/2018; Cost $151,015)(d)(e)			144	1

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

			Shares	Value
Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd.(d)			35,389	$1,769

Financial Intermediaries–0.05%
JVMC Holdings Corp., Series A-2, Pfd.(d)			584	213,164

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)			564	366,547

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(e)			292,193	10,519

				377,066

Surface Transport–0.63%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(e)			14,666	359,317

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(e)			15,416	377,692

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(e)			21,989	989,505

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(e)			15,443	694,935

				2,421,449

Total Preferred Stocks (Cost $3,251,213)				3,013,449

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Municipal Obligations–0.50%
Arizona–0.50%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration, LLC), Series 2022, RB (Cost $2,085,922)(n)	0.00%	01/01/2028	$2,266	1,931,029

TOTAL INVESTMENTS IN SECURITIES(p) –117.01% (Cost $491,692,390)				448,782,063

BORROWINGS–(18.90)%				(72,500,000)

OTHER ASSETS LESS LIABILITIES–1.89%				7,250,741

NET ASSETS–100.00%				$383,532,804

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $20,208,191, which represented 5.27% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $6,026,841, which represented 1.57% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $27,291,392, which represented 7.12% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

The aggregate value of securities considered illiquid at May 31, 2023 was $58,281,310, which represented 15.20% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk
06/30/2023	Bank of New York Mellon (The)	EUR	11,954,603	USD	13,231,953	$ 432,952

06/30/2023	Barclays Bank PLC	GBP	2,027,950	USD	2,530,775	6,594

06/30/2023	Barclays Bank PLC	SEK	9,375,320	USD	916,434	51,167

06/30/2023	BNP Paribas S.A.	USD	2,579,005	GBP	2,082,844	13,503

07/31/2023	BNP Paribas S.A.	EUR	11,271,084	USD	12,178,039	90,073

07/31/2023	BNP Paribas S.A.	SEK	9,109,510	USD	855,196	13,097

06/30/2023	Canadian Imperial Bank of Commerce	EUR	425,827	USD	459,713	3,808

06/30/2023	Deutsche Bank AG	EUR	40,539	USD	44,817	1,415

06/30/2023	J.P. Morgan Chase Bank, N.A.	EUR	500,000	USD	553,207	17,890

06/30/2023	Morgan Stanley and Co. International PLC	EUR	11,776,177	USD	13,014,806	406,836

06/30/2023	Morgan Stanley and Co. International PLC	GBP	2,130,819	USD	2,658,795	6,574

06/30/2023	Morgan Stanley and Co. International PLC	USD	2,540,485	GBP	2,051,757	13,328

06/30/2023	Royal Bank of Canada	USD	2,579,679	GBP	2,082,844	12,828

07/31/2023	Royal Bank of Canada	EUR	11,186,971	USD	12,078,785	81,028

07/31/2023	State Street Bank & Trust Co.	EUR	11,186,971	USD	12,055,360	57,602

06/30/2023	Toronto-Dominion Bank (The)	EUR	11,954,603	USD	13,209,609	410,609

06/30/2023	Toronto-Dominion Bank (The)	GBP	2,058,676	USD	2,568,527	6,102

Subtotal - Appreciation						1,625,406

Currency Risk

06/30/2023	Barclays Bank PLC	USD	1,107,670	EUR	1,000,000	(37,037)

06/30/2023	BNP Paribas S.A.	USD	12,156,421	EUR	11,271,084	(89,219)

06/30/2023	BNP Paribas S.A.	USD	880,043	SEK	9,375,320	(14,775)

07/31/2023	BNP Paribas S.A.	GBP	2,082,844	USD	2,580,333	(13,575)

06/30/2023	Morgan Stanley and Co. International PLC	USD	1,083,884	EUR	1,000,000	(13,251)

07/31/2023	Morgan Stanley and Co. International PLC	GBP	2,051,756	USD	2,541,799	(13,394)

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/30/2023	Royal Bank of Canada	USD	13,165,366	EUR	12,193,694	$ (110,387)

07/31/2023	Royal Bank of Canada	GBP	2,093,767	USD	2,594,538	(12,974)

06/30/2023	State Street Bank & Trust Co.	USD	12,033,825	EUR	11,186,971	(56,677)

Subtotal–Depreciation						(361,289)

Total Forward Foreign Currency Contracts						$1,264,117

Abbreviations:
EUR - Euro
GBP - British Pound Sterling
SEK - Swedish Krona
USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$327,273,420	$57,708,753	$384,982,173

Common Stocks & Other Equity Interests	7,227,658	2,197,857	23,634,229	33,059,744

Non-U.S. Dollar Denominated Bonds & Notes	–	13,073,846	–	13,073,846

U.S. Dollar Denominated Bonds & Notes	–	12,389,478	332,344	12,721,822

Preferred Stocks	–	2,421,449	592,000	3,013,449

Municipal Obligations	–	1,931,029	–	1,931,029

Total Investments in Securities	7,227,658	359,287,079	82,267,326	448,782,063

Other Investments - Assets*

Investments Matured	–	121,079	447,156	568,235

Forward Foreign Currency Contracts	–	1,625,406	–	1,625,406

	–	1,746,485	447,156	2,193,641

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(361,289)	–	(361,289)

Total Other Investments	–	1,385,196	447,156	1,832,352

Total Investments	$7,227,658	$360,672,275	$82,714,482	$450,614,415

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/23
Variable Rate Senior Loan Interests	$59,265,580	$ 9,988,998	$(7,851,474)	$76,170	$(68,015)	$ 1,266,040	$7,266,605	$(12,235,151)	$57,708,753
Common Stocks & Other Equity Interests	26,770,351	-	(487,932)	-	-	(2,568,480)	168,175	(247,885)	23,634,229
Preferred Stocks	604,460	245,850	(245,850)	-	-	(12,460)	-	-	592,000
Investments Matured	447,156	-	-	-	-	-	-	-	447,156
U.S. Dollar Denominated Bonds & Notes	330,366	-	-	-	-	1,978	-	-	332,344
Total	$87,417,913	$10,234,848	$(8,585,256)	$76,170	$(68,015)	$(1,312,922)	$7,434,780	$(12,483,036)	$82,714,482

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

                             Invesco Senior Loan Fund

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
QuarterNorth Energy, Inc.	$14,135,970	Enterprise Value	Barrel of Oil Equivalent Per Day	N/A	39,553	(a)
NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,882,376	Valuation Service	N/A	N/A	N/A	(b)

(a)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes market comps, recent mergers & acquisitions transactions, barrel of oil equivalent per day and projected production. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

                             Invesco Senior Loan Fund